Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 32,440	$ 303,334	$ 95,068
Digital currencies	96,710	217,119	199
Prepaid expense	68,333	67,736
Total current assets	197,483	588,189	95,267
Other assets:
Property and equipment, net	3,388	1,235
Websites			919
Deposits			1,885
Total other assets	3,388	1,235	2,804
Total Assets	200,871	589,424	98,071
Liabilities and Stockholders' Equity (Deficit):
Accounts payable and accrued expense	69,067	75,997	770,497
Short term loan			45,000
Convertible notes			3,283,034
Derivative liabilities			23,231,938
Derivative liabilities for shortfall of shares			14,915,419
Liquidated Damages Liabilities			3,102,750
Total current liabilities	69,067	75,997	45,348,638
Stockholders' equity (deficit):
Common stock, 975,000,000 shares authorized at 0.001 par value, 372,337,169, 363,043,769 and 16,095,929 shares issued and outstanding at June 30, 2018, December 31, 2017 and 2016, respectively	372,337	363,044	16,097
Treasury stock, at cost, 0 and 216,667 shares at December 31, 2017 and 2016, respectively			(217)
Additional paid in capital	114,657,833	114,667,080	23,785,756
Accumulated deficit	(114,898,395)	(114,516,772)	(69,052,203)
Total stockholders' equity (deficit)	131,804	513,427	(45,250,567)
Total Liabilities and stockholders' equity (deficit)	200,871	589,424	98,071
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock; 20,000,000 shares authorized at 0.001 par value:		25
Series C-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock; 20,000,000 shares authorized at 0.001 par value:	$ 29	$ 50